MANAGER AND FOUNDER
  AQUILA MANAGEMENT CORPORATION
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER
  U.S. BANK NATIONAL ASSOCIATION
  111 S.W. Fifth Avenue
  U.S. Bancorp Tower
  Portland, Oregon 97204

BOARD OF TRUSTEES
  Lacy B. Herrmann, Chairman
  Vernon R. Alden
  Warren C. Coloney
  David B. Frohnmayer
  James A. Gardner
  Diana P. Herrmann
  Raymond H. Lung
  Richard C. Ross

OFFICERS
  Lacy B. Herrmann, President
  Sue McCarthy-Jones, Senior Vice President
  Diana P. Herrmann, Vice President
  Kerry A. Lemert, Vice President
  Christine L. Neimeth, Vice President
  Rose F. Marotta, Chief Financial Officer
  Richard F. West, Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PFPC INC.
  400 Bellevue Parkway
  Wilmington, Delaware 19809

CUSTODIAN
  BANK ONE TRUST COMPANY, N.A.
  100 East Broad Street
  Columbus, Ohio 43271

INDEPENDENT AUDITORS
  KPMG PEAT MARWICK LLP
  345 Park Avenue
  New York, New York 10154

Further information is contained in the Prospectus, which must precede or accompany this report.



ANNUAL
REPORT

SEPTEMBER 30, 1998
TAX-FREE TRUST OF
OREGON

A TAX-FREE INCOME INVESTMENT

[Logo of Tax-Free Trust of Oregon: Square box with 2 fir trees in front of a mountain and the sun]

[Logo of Aquila Group of Funds: Eagle's head]


ONE OF THE
AQUILAsm GROUP OF FUNDS

[Logo of Tax-Free Trust of Oregon: Square box with 2 fir trees in front of a mountain and the sun]

SERVING OREGON INVESTORS FOR OVER A DECADE

TAX-FREE TRUST OF OREGON
ANNUAL REPORT

"ATTRACTIVE TAX-FREE RETURNS PLUS HIGH STABILITY"

                                                        November 16, 1998

Dear Investor:

            In our last report letter to you, we discussed the impact of the serious economic and currency problems of various countries in the Far East. We observed that these problems have resulted in a "FLIGHT TO QUALITY."

            Specifically, we pointed out that, on a comparative basis, the economy of the United States has continued to be strong. As a result, the U.S. dollar as a currency, as well as U.S. securities markets, have stood out in the world as a "BEACON OF QUALITY." Tax-Free Trust of Oregon enjoys this high quality ranking.

            Therefore, in this letter to you, we wish to focus upon the level of TAX-FREE* return provided to you by Tax-Free Trust of Oregon in the current marketplace.

ATTRACTIVE TAX-FREE RETURNS

            The current level of TAX-FREE return produced by Tax-Free Trust of Oregon is EXCEPTIONALLY ATTRACTIVE compared with taxable returns in today's marketplace.

            The rate of inflation in the United States has continued to be relatively low throughout the recent expansion of the economy. This has caused the level of interest rates to decline over recent years, as well as over the last few months.

            This decline in interest rates has provided the opportunity for various municipalities to finance new projects and also to refinance existing projects at lower interest costs to them. Municipalities act much like you and I would when refinancing home mortgages to take advantage of attractive rates. Basically, they are acting to save money.

            While interest rates generated by TAX-FREE municipal bonds have declined over the years, they have not declined as much as rates on a taxable investment. As a result, TAX-FREE municipal securities have become EXCEPTIONALLY ATTRACTIVE - on a comparative basis - with other types of fixed-income securities.

            Indeed, while the benchmark 30-year maturity U.S. Treasury bond is currently yielding approximately 5.22%, its interest income is still subject to taxes. On the other hand, similar maturity municipal securities, of comparable quality, are yielding roughly 5.05% - and these are TAX-FREE.

            Thus, comparable TAX-FREE municipal bonds are yielding MORE THAN 95% of what high-quality TAXABLE bonds are paying. Consequently, with TAX-FREE municipal securities, investors are getting to keep more of the actual return paid. Most significantly, this level of return represents for investors one of the best for TAX-FREE securities in recent years.

            The advantage to you of owning a TAX-FREE investment such as Tax-Free Trust of Oregon is vividly illustrated in the following chart. This chart compares the 4.75%** average level of distribution return for Class A Shares (as measured against the maximum public offering price) for the past twelve months with what you would have had to earn with a taxable investment.

[Graphic: Bar Chart with the following information:]

TAX-FREE TRUST OF OREGON'S DOUBLE TAX-FREE DISTRIBUTION
RATE AS COMPARED TO THE TAXABLE EQUIVALENT RATE AN
INVESTOR WOULD HAVE TO EARN AT VARIOUS TAX RATES

Tax Bracket      Taxable Equivalent Rate      Double Tax-Free Equivalent Rate
28%              7.25%                        4.75%
31%              7.56%                        4.75%
36%              8.29%                        4.75%
39.6%            8.81%                        4.75%

            As you will note, you would have to find taxable fixed-income securities that would yield you a level of return quite a bit higher than that achieved by your investment in Tax-Free Trust of Oregon. Given the current economic environment, such higher levels of yield would not be possible to obtain, unless you took significant additional risk in the form of lesser quality securities.

            Consequently, the current TAX-FREE return produced by Tax-Free Trust of Oregon in today's marketplace is EXCEPTIONALLY ATTRACTIVE.

STABILITY OF YOUR INVESTMENT

            Additionally, Tax-Free Trust of Oregon has always tried to achieve a high level of STABILITY for your share value. This is one of the prime objectives that shareholders in the Trust have indicated to us that they would like to have - in addition to a good level of TAX-FREE return.


[Graphic: Bar Chart with the following information:]

SHARE NET ASSET VALUE
In Dollars
6/16/86           9.60
3/31/87          10.12
3/31/88           9.56
3/31/89           9.61
3/31/90           9.76
3/31/91           9.93
3/31/92          10.19
3/31/93          10.70
3/31/94          10.35
3/31/95          10.37
3/31/96          10.50
3/31/97          10.44
3/31/98          10.74
9/30/98          10.86

            As you will note from the above chart, the Class A share value of the Trust has achieved a high level of stability since the Trust began.

SLEEPING WELL AT NIGHT

            We have always been conscious of the fact that many of our shareholders are retirees or pre-retirees. Moreover, most shareholders have indicated to us that they want the comfort of obtaining a high degree of safety for their invested capital in the Trust.

            Indeed, in our management of Tax-Free Trust of Oregon, we have always tried to ensure that you are able to "SLEEP WELL AT NIGHT" knowing that your investment dollars are being well looked after.

            Achieving an attractive level of tax-free return PLUS high stability for your investment in Tax-Free Trust of Oregon requires use of various investment strategies.

            We again want to highlight these various investment strategies which the Trust uses to ensure that YOUR MONEY IS WELL PROTECTED.

            These strategies include emphasis on municipal securities having HIGH QUALITY credit ratings, BROAD DIVERSIFICATION with respect to both number and nature of securities, and an INTERMEDIATE MATURITY level with the various holdings in the Trust's portfolio.

            The accompanying three pie charts illustrate these points.


[Graphic: Bar Chart with the following information:]

PORTFOLIO DISTRIBUTION BY QUALITY RATING
(By Credit Rating)
AAA                           50.54%
AA                            42.28%
A                              5.45%
Below A and not rated          1.73%

[Graphic: Bar Chart with the following information:]

PORTFOLIO DISTRIBUTION BY PROJECT
Veterans Welfare                2.90%
Education                      34.99%
General Obligations             9.44%
Housing                         4.95%
Utilitlies                      4.55%
Transportation                  5.48%
Convention Center               1.36%
Water/Sewer                    11.38%
Hospitals                       6.68%
Other Revenue                  10.66%
Airports                        2.30%
Correctional Facilities         3.66%
Park and Recreational           1.65%

[Graphic: Bar Chart with the following information:]

PORTFOLIO DISTRIBUTION BY MATURITY
(in Years)
0 - 5                17.67%
6 - 10               21.73%
11 - 15              28.40%
16 - 20              17.82%
Over 20 Years        14.38%

            At September 30, 1998, 92.8% of the Trust's overall portfolio was rated AAA or AA - the two HIGHEST quality credit ratings available for securities.

            There are presently 202 individual issues in the Trust's portfolio, representing a broad diversification in number and variety of project categories throughout the State.

            The average overall maturity of the portfolio is in the intermediate range of 12.3 years. And, the duration is 4.57 years.

            Basically, all these factors are designed to give you "PEACE OF MIND" with your investment in Tax-Free Trust of Oregon - providing attractive TAX-FREE return PLUS high STABILITY.

KEEPING YOU IN MIND

            We want you to know, that since the inception of Tax-Free Trust of Oregon, we have always kept in mind the level of TAX-FREE return you receive from your investment in the Trust.

            We also keep in mind the HIGH DEGREE OF STABILITY that we want your investment to possess.

            We achieve this through paying attention to the various areas we have highlighted above.

            These are the PRIME FOCUSES that we continue to have for you with the Trust.

YOUR CONFIDENCE VALUED

            We value the opportunity to be of service to you. It is our intent to consistently work in your interest with your investment in Tax-Free Trust of Oregon.

                                            Sincerely,
                                            /s/ Lacy B. Herrmann
                                            Lacy B. Herrmann
                                            Chairman of the Board of Trustees


   * In certain circumstances, a small portion of the dividends paid by the Trust may be subject to income taxes, including the alternative minimum tax.

  ** The distribution rate shown represents that of Class A shares. Such data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Different classes of shares are offered by the Trust and their distribution rate and performance will vary because of differences in sales charges and fees paid by shareholders investing in different classes. The Trust's Class A Shares average annual total return as of September 30, 1998 for the past one-year period was 2.58%; for the past five-year period was 4.39%;
     for the past ten-year period was 6.72%; and since inception was 6.83%. These returns take into consideration the maximum sales charge of 4%.
     As of September 30, 1998, the Trust's Class A Shares 30-day SEC yield was 3.60% (its taxable equivalent is 5.49% in the 28% tax bracket, 5.73% in the 31% tax bracket, 6.18% in the 36% tax bracket, and 6.55% in the 39.6% tax bracket).

MANAGEMENT DISCUSSION OF TRUST PERFORMANCE

            The graph below illustrates the value of $10,000 invested in Class A shares of Tax-Free Trust of Oregon at inception of the Trust in June, 1986 and maintaining this investment through the Trust's latest fiscal year end, September 30, 1998, as compared with a hypothetical similar size investment in the Lehman Brothers Municipal Bond Index (the "Index") of municipal securities and the Consumer Price Index (a cost of living index) over that same period. The total return of the investment in the Trust is show n after deduction of the maximum sales charge of 4% at the time of initial investment. It also reflects deduction of the Trust's annual operating expenses and reinvestment of monthly dividends and capital gains distributions without sales charge. On the other hand, the Index does not reflect any sales charge nor operating expenses but does reflect reinvestment of interest. The performance of the Trust's other classes, first offered on April 5, 1996, may be greater or less than the Class A shares performance indicated on this graph, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

            It should also be specifically noted that the Index is nationally oriented and consisted, over the period covered by the graph, of an unmanaged mix of between 8,000 to 46,000 investment-grade long-term municipal securities of issuers throughout the United States. However, the Trust's investment portfolio consisted of a significantly lesser number of investment-grade tax-free municipal obligations, principally of Oregon issuers, over the same period.

            The maturities, market prices, and behavior of the individual securities in the Trust's investment portfolio can be affected by local and regional factors which might well result in variances from the market action of the securities in the Index. Furthermore, whatever the difference in performance of the Index versus the Trust might also be attributed to the lack of application of annual operating expenses and initial sales charge to the Index.

            Since its inception, the Trust has been managed to provide as stable a share value as possible consistent with producing a competitive income return to shareholders. It has not been managed for maximum total return, since one of the aims of management in structuring the portfolio of the Trust is to reduce fluctuations in the price of the Trust's shares resulting from changes in interest rates.

            As can be observed, however, the pattern of the Trust's results and that of the Index over the period since inception of the Trust track quite similarly, even though they are not entirely comparable in character.


[Graphic of line chart with the following information:]

PERFORMANCE COMPARISON

          Lehman Brothers            Trust After Sales           Cost of
          Municipal Bond Index       Charge and Expenses         Living Index
               ($)                          ($)                      ($)
6/86         10,000                          9,600                  10,000
9/86         10,538                          9,990                  10,055
9/87         10,592                          9,931                  10,494
9/88         11,966                         11,288                  10,932
9/89         13,082                         12,178                  11,417
9/90         13,971                         12,852                  12,121
9/91         15,813                         14,386                  12,532
9/92         17,467                         15,740                  12,907
9/93         19,692                         17,446                  13,254
9/94         19,103                         17,136                  13,656
9/95         21,241                         18,767                  14,004
9/96         22,525                         19,658                  14,424
9/97         24,558                         21,076                  14,744
9/98         26,698                         22,530                  14,954

[Graphic of table with the following information:]
Trust's average annual total return

For the Period Ended          1            5         10        Life of Trust
September 30, 1998           Year        Years      Years      Since 6/16/86
Including Sales
Charge and Expenses         2.58%        4.39%       6.72%         6.83%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS

PORTFOLIO MANAGER'S ANALYSIS

            As of September 30, 1998, the assets of the Trust stood at about $334,500,000 as compared to $317,000,000 at the end of its last fiscal year. For most of this period, stocks continued to provide very good appreciation, and investor focus was dominated by equities. It was not until the last quarter of this period that world and other problems came to the fore causing stocks to decline and investors to rethink where they wanted to be relative to their investments.

            During this 12-month period, interest rates continued their decline causing bond prices to rise. The 30-year Treasury bond declined from about a 6.4 percent yield on September 30, 1997 to about a 4.97 percent yield on September 30, 1998. Part of this decline in rates was stimulated by declining inflation and part was a result of international fears related to economic problems in Japan, Russia and other countries.

            Municipal bonds did not see the same degree of decline in interest rates as did U.S. government securities primarily because "scared" international money coming into our bond market moved primarily into Treasuries causing their yields to adjust more dramatically. As of September 30, 1998 the spread between 30-year Treasury bonds and 30-year AAA Municipal general obligation bonds was about one quarter of a percent (22 basis points) as compared to a year earlier of about one and a quarter percent (120 basis points).

            This lag in interest rates of municipals versus Treasuries has created a relationship between Treasuries and tax-free bonds where municipals are trading at between 95% percent and 100% of Treasuries. We have not seen a comparable relationship since 1986.

            With interest rates declining, many municipalities have chosen to pre-refund older issues so as to reduce their interest costs. This means that many of the higher yielding issues in the portfolio have been "called" away or will be "called" over the coming months. With the proceeds from "called" bonds we are purchasing bonds with longer "call" protection but at lesser interest rates. We have refused to purchase lower quality bonds to enhance yield and continued our policy of emphasizing bonds rated AAA or AA, which rated bonds account for approximately 93% of the portfolio.

            One of our major goals is the protection of the net asset value of your shares. The net asset value of a Class A share of the Tax-Free Trust of Oregon at the end of the previous fiscal year was $10.68 as compared to the September 30, 1998 valuation of $10.86. We have maintained a conservative approach to the market in a period of widely fluctuating emotions. We are continually trying to provide the shareholder with a satisfactory tax-free yield and high stability of principal.

KPMG Peat Marwick LLP

                      INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Tax-Free Trust of Oregon:

          We have audited the accompanying statement of assets and liabilities of Tax-Free Trust of Oregon, including the statement of investments, as of September 30, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used, and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Trust of Oregon as of September 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                              KPMG Peat Marwick LLP

New York, New York
November 4, 1998

TAX-FREE TRUST OF OREGON
STATEMENT OF INVESTMENTS
SEPTEMBER 30, 1998

                                                                     RATING
     FACE                                                           MOODY'S/
    AMOUNT      STATE OF OREGON GENERAL OBLIGATION BONDS (52.3%)      S&P             VALUE
                   City of Beaverton
  $  910,000         5.950%, 04/01/2003                              Aa3/AA-      $   974,837
     960,000         6.050%, 04/01/2004                              Aa3/AA-        1,030,800
   1,020,000         6.150%, 04/01/2005                              Aa3/AA-        1,096,500
   1,080,000         6.250%, 04/01/2006                              Aa3/AA-        1,162,350
                   Clackamas County School District #115 (AMBAC
                     Indemnity Corporation Insured)
     600,000         5.600%, 06/01/2006                              Aaa/AAA          664,500
     615,000         5.700%, 06/01/2007                              Aaa/AAA          684,187
   1,000,000         6.150%, 06/01/2014                              Aaa/AAA        1,135,000
                   Clackamas and Washington County School
                     District #3J
   2,000,000         5.850%, 08/01/2006                               A1/AAA        2,152,500
   1,150,000         5.875%, 10/01/2009                               A1/A+         1,246,312
                   Clackamas, Multnomah and Washington County
                     School District #7J
   1,000,000         7.100%, 06/15/2009                               Aaa/NR        1,057,500
     250,000         7.100%, 06/15/2010                               Aaa/NR          264,375
   1,500,000         5.700%, 06/15/2010                               Aa/NR         1,608,750
                   Columbia Gorge Community College District
                     (Financial Security Assurance Insured)
   1,200,000         5.400%, 06/01/2013                              Aaa/AAA        1,254,000
                   Deschutes and Jefferson County School District #2J
                     (MBIA Corporation Insured)
   3,700,000         5.600%, 06/01/2009                              Aaa/AAA        3,917,375
                   Hood River County School District (AMBAC
                     Indemnity Corporation Insured)
   2,000,000         5.650%, 06/01/2008                              Aaa/AAA        2,155,000
                   Jackson County School District #549C (Financial
                     Security Assurance Insured)
   1,400,000         5.100%, 06/01/2005                              Aaa/AAA        1,499,750
   1,000,000         5.300%, 06/01/2008                              Aaa/AAA        1,072,500
                   Jefferson County School District #509J (Financial
                     Security Assurance Insured)
   1,750,000         5.500%, 06/15/2013                              Aaa/AAA        1,863,750
                   Josephine County School District #7 (Grants Pass)
                     (Financial Guaranty Insurance Corporation)
   2,700,000         5.700%, 06/01/2013                              Aaa/AAA        2,939,625
                   Lane County School District #4J

   2,000,000         5.375%, 07/01/2009                               Aa/NR         2,100,000
   1,000,000         5.375%, 07/01/2013                               Aa/NR         1,038,750
                   Lane County School District #52J (Financial
                     Guaranty Insurance Corporation Insured)
     750,000         6.400%, 12/01/2009                              Aaa/AAA          868,125
                   Lincoln County Oregon School District (Financial
                     Guaranty Insurance Corporation)
   1,245,000         5.250%, 06/15/2012                              Aaa/AAA        1,329,037
                   Lincoln County (MBIA Corporation Insured)
   1,000,000         5.375%, 02/01/2010                              Aaa/AAA        1,041,250
                   Malheur County Jail Bonds (MBIA Corporation
                     Insured)
   1,345,000         6.300%, 12/01/2012                              Aaa/AAA        1,519,850
                   Marion and Clackamas County Union High School
                     District #7J (Financial Security Assurance
                     Insured)
   1,000,000         7.000%, 06/01/2010                              Aaa/AAA        1,170,000
   1,340,000         6.000%, 06/01/2013                              Aaa/AAA        1,499,125
                   Metropolitan Oregon Open Space Program
   2,340,000         5.250%, 09/01/2013                               Aa/AA+        2,442,375
                   Metropolitan Service District Refunding (Oregon
                     Convention Center)
   4,320,000         6.250%, 01/01/2013                               Aa/AA+        4,530,600
                   Multnomah County
   1,245,000         5.100%, 10/01/2007                               Aa1/NR        1,322,812
   1,000,000         5.200%, 10/01/2008                               Aa1/NR        1,060,000
                   Multnomah County Drainage District #1
                     Assessment Bond (MBIA Corporation Insured)
   1,000,000         5.250%, 07/01/2017                              Aaa/AAA        1,036,250
                   Multnomah County School District #1
   3,225,000         6.500%, 12/15/2000                               Aa/A+         3,243,898
   1,180,000         6.600%, 12/15/2001                               Aa/A+         1,187,281
   3,725,000         6.800%, 12/15/2004                               Aa/A+         3,749,101
                   Multnomah County School District #4
   1,330,000         5.900%, 01/01/2005                               A1/A+         1,416,450

                   Multnomah County School District #40
   5,100,000         5.625%, 06/01/2012                              NR/AA-        5,501,625
                   Northern Oregon Correctional (AMBAC Indemnity
                     Corporation Insured)
   2,000,000         5.400%, 09/15/2016                              Aaa/AAA        2,107,500
                   Oak Lodge Water District (AMBAC Indemnity
                     Corporation Insured)
     215,000         7.300%, 12/01/2005                              Aaa/AAA          255,581
     215,000         7.300%, 12/01/2006                              Aaa/AAA          255,312
     215,000         7.400%, 12/01/2007                              Aaa/AAA          256,119
                   State of Oregon
   5,000,000         7.000%, 12/01/2011                               Aa2/AA        5,128,150
                   State of Oregon Alternate Energy Project
                     Series A
   1,000,000         6.400%, 01/01/2008                               Aa2/AA        1,006,850
                   State of Oregon Board of Higher Education
     900,000         6.200%, 10/15/2007                               Aa2/AA          977,625
   3,195,000         6.400%, 10/01/2011                               Aa2/AA        3,402,675
   2,000,000         6.250%, 10/15/2012                               Aa2/AA        2,175,000
   2,150,000         6.500%, 10/01/2017                               Aa2/AA        2,308,562
   2,890,000         6.000%, 10/15/2018                               Aa2/AA        3,103,137
   1,655,000         5.600%, 08/01/2023                               Aa2/AA        1,766,713
   1,500,000         5.600%, 08/01/2023                               Aa2/AA        1,601,250
   6,300,000         6.000%, 08/01/2026                               Aa2/AA        6,993,000
                   State of Oregon Elderly & Disabled Housing
     725,000         6.250%, 08/01/2013                               Aa2/AA          798,406
                   State of Oregon Veterans' Welfare
     505,000         9.000%, 04/01/2008                               Aa2/AA          607,894
     700,000         9.200%, 10/01/2008                               Aa2/AA          987,875
   5,150,000         6.875%, 12/01/2013                               Aa2/AA        5,279,007
     500,000         6.875%, 12/01/2014                               Aa2/AA          512,510
   1,000,000         7.000%, 12/01/2015                               Aa2/AA        1,025,920
   1,200,000         5.200%, 10/01/2018                               Aa2/AA        1,225,500
                   Polk County School District #2 (Financial Security
                     Assurance Insured)
   1,000,000         5.400%, 06/01/2012                              Aaa/AAA        1,048,750

                   Polk, Marion, and Benton County School District
                     #13J (Financial Guaranty Insurance Corporation
                     Insured)
   1,000,000         5.500%, 12/01/2008                              Aaa/AAA        1,087,500
                   City of Portland
   1,625,000         4.500%, 11/01/2004                               Aaa/NR        1,659,531
   1,480,000         5.100%, 10/01/2009                               Aaa/NR        1,541,050
   1,000,000         7.125%, 10/01/2010                               Aaa/NR        1,020,000
   2,790,000         5.750%, 06/01/2013                               Aaa/NR        3,023,662
   2,000,000         5.600%, 06/01/2015                               Aa2/NR        2,157,500
   2,050,000         5.250%, 06/01/2015                               Aa2/NR        2,144,813
                   Portland Community College District
   3,500,000         6.000%, 07/01/2012                               Aa3/AA        3,771,250
                   Port of Portland
   1,000,000         4.500%, 03/01/2006                              Aa2/AA+        1,036,250
                   City of Salem
   1,000,000         5.875%, 01/01/2007                               A1/A+         1,050,000
                   Salem-Keiser Oregon School District #24,
                     (Financial Security Assurance Insured)
   2,000,000         4.875%, 06/01/2014                              Aaa/AAA        2,040,000
                   Tri-County Metropolitan Transportation District
   6,100,000         6.000%, 07/01/2012                               Aa/AA+        6,565,125
                   Tualatin Hills Park and Recreation District (MBIA
                     Corporation Insured)
   2,970,000         5.750%, 03/01/2012                              Aaa/AAA        3,278,137
   2,000,000         5.750%, 03/01/2015                              Aaa/AAA        2,207,500
                   Umatilla County Oregon (Financial Guaranty
                     Insurance Corporation Insured)
   2,000,000         5.600%, 10/01/2015                              Aaa/AAA        2,130,000
                   Umatilla County School District #8R (AMBAC
                     Indemnity Corporation Insured)
     700,000         6.100%, 12/01/2012                              Aaa/AAA          787,500
                   Umatilla County School District #6R (AMBAC
                     Indemnity Corporation Insured)
     325,000         5.050%, 06/15/2022                              Aaa/AAA          351,000
   2,675,000         5.050%, 06/15/2022                              Aaa/AAA        2,701,750

                   Washington County
   2,500,000         6.200%, 12/01/2007                               Aa1/AA        2,678,125
   1,625,000         5.000%, 12/01/2011                               Aa1/AA        1,706,250
   3,110,000         6.000%, 12/01/2013                               Aa1/AA        3,471,537
                   Washington County School District #88J (Financial
                     Security Assurance Insured)
   2,315,000         6.100%, 06/01/2012                              Aaa/AAA        2,618,844
     585,000         6.100%, 06/01/2012                              Aaa/AAA          648,619
                   Washington and Clackamas County School District
                     #23J
   1,675,000         6.625%, 01/01/2005                               NR/NR*        1,737,812
   1,000,000         5.650%, 06/01/2015                               A1/NR         1,077,500
     720,000         6.625%, 01/01/2008                               NR/NR*          747,000
   2,000,000         5.400%, 01/01/2010                               A1/NR         2,110,000
                   Washington & Multnomah County School District
                     #48J
   1,175,000         5.500%, 06/01/2006                              Aa2/AA-        1,267,531
   1,130,000         5.600%, 06/01/2007                              Aa2/AA-        1,221,812
   1,000,000         6.150%, 06/01/2008                              Aa2/AA-        1,040,000
   1,415,000         5.700%, 06/01/2008                              Aa2/AA-        1,531,737
     525,000         6.300%, 09/01/2009                              Aaa/AAA          563,063
   1,440,000         6.000%, 06/01/2011                              Aa2/AA-        1,569,600
   2,010,000         6.500%, 09/01/2011                              Aaa/AAA        2,165,775
                   Washington & Yamhill County School District #58J
                     (AMBAC Indemnity Corporation Insured)
      70,000         6.600%, 11/01/2004                              Aaa/AAA           70,151
      80,000         6.600%, 11/01/2005                              Aaa/AAA           80,166
      90,000         6.600%, 11/01/2006                              Aaa/AAA           90,180
                   Wolf Creek Highway Water District
     505,000         6.900%, 12/01/2005                               NR/AA           507,873
                   Yamhill County School District #29J (Financial
                     Security Assurance Insured)
   2,000,000         5.350%, 06/01/2006                              Aaa/AAA        2,145,000
     500,000         6.100%, 06/01/2011                              Aaa/AAA          560,625
                      Total State of Oregon General Obligation
                        Bonds                                                     174,821,244

                   STATE OF OREGON REVENUE BONDS - 46.0%
                   Airport Revenue Bonds - 2.3%
                   Port of Portland Airport (Financial Guaranty
                     Insurance Corporation Insured)
     500,000         5.500%, 07/01/2006                              Aaa/AAA          528,750
                   Port of Portland Airport (MBIA Corporation
                     Insured)
     600,000         6.400%, 07/01/2003                              Aaa/AAA          645,750
   3,530,000         6.750%, 07/01/2009                              Aaa/AAA        3,830,050
   2,425,000         6.750%, 07/01/2015                              Aaa/AAA        2,631,125
                      Total Airport Revenue Bonds                                   7,635,675

                   Certificate of Participation Revenue Bonds - 10.4%
                   Multnomah County Certificate of Participation
   1,000,000         5.200%, 07/01/2005                               Aa3/NR        1,057,500
   3,100,000         6.000%, 08/01/2012                                Aa/A         3,371,250
                   State of Oregon Certificate of Participation
                     (AMBAC Indemnity Corporation Insured)
   2,100,000         7.500%, 09/01/2015                              Aaa/AAA        2,291,625
                   Oregon State Department Of Administration
                     Services (AMBAC Indemnity Corporation Insured)
     950,000         5.000%, 11/01/2019                              Aaa/AAA          966,625
   1,500,000         5.800%, 05/01/2024                              Aaa/AAA        1,631,250
                   Oregon State Department Of Administration
                     Services (MBIA Corporation Insured)
   1,000,000         5.750%, 05/01/2017                              Aaa/AAA        1,083,750
   5,805,000         5.500%, 11/01/2020                              Aaa/AAA        6,131,531
   1,450,000         5.375%, 11/01/2016                              Aaa/AAA        1,520,688
                   State of Oregon Certificate of Participation (MBIA
                     Corporation Insured)
   2,150,000         7.050%, 01/15/2006                              Aaa/AAA        2,284,375
   1,250,000         5.700%, 01/15/2010                              Aaa/AAA        1,323,438
   2,750,000         6.200%, 11/01/2012                              Aaa/AAA        3,031,875
   1,150,000         7.200%, 01/15/2015                              Aaa/AAA        1,224,750
   1,000,000         5.500%, 01/15/2015                              Aaa/AAA        1,038,750
     550,000         5.500%, 01/15/2015                              Aaa/AAA          571,313
     500,000         5.800%, 03/01/2015                              Aaa/AAA          526,875
     600,000         7.200%, 03/01/2015                              Aaa/AAA          636,000
   1,000,000         5.800%, 03/01/2015                              Aaa/AAA        1,053,750
   2,000,000         6.250%, 11/01/2019                              Aaa/AAA        2,207,500

                   Southwestern Oregon Community College District
                     (AMBAC Indemnity Corporation Insured)
   1,000,000         5.600%, 06/01/2016                              Aaa/AAA        1,065,000
                   Washington County Educational Services,
                     Certificates of Participation
     645,000         5.625%, 06/01/2016                               A1/NR           678,863
                   Washington County Educational Services,
                     Certificates of Participation, (MBIA Corporation
                     Insured)
     830,000         5.750%, 06/01/2025                              Aaa/AAA          881,875
                      Total Certificate of Participation Revenue Bonds                     34,578,583

                   Hospital Revenue Bonds - 5.2%
                   Clackamas Hospital Facilities Authority (Adventist
                     Health System/West) (MBIA Corporation Insured)
   2,000,000         6.350%, 03/01/2009                              Aaa/AAA        2,180,000
                   Clackamas Hospital Facilites Authority (Kaiser
                     Permanente)
   2,400,000         6.500%, 04/01/2011                               A3/A         2,568,000
                   Clackamas Hospital Facilites Authority (Sisters of
                     Providence Hospital)
     500,000         6.375%, 10/01/2004                              A1/AA-          548,125
                   Douglas County Hospital Facilities Authority
                     (Catholic Health) (MBIA Corporation Insured)
     535,000         5.600%, 11/15/2005                              Aaa/AAA         586,494
                   Medford Hosptial Facilities Authority (Rogue Valley
                     Health Services) (MBIA Corporation Insured)
     500,000         6.800%, 12/01/2011                              Aaa/AAA          542,500
   1,685,000         6.750%, 12/01/2020                              Aaa/AAA        1,826,119
                   Medford Hosptial Authority (Asante Health Systems)
                     (MBIA Corporation Insured)
   1,000,000         5.000%, 08/15/2018                               NR/AAA        1,013,750
     500,000         5.000%, 08/15/2024                               NR/AAA          505,000
   1,000,000         5.125%, 08/15/2028                               NR/AAA        1,013,750

                   Western Lane County Hospital Facilities Authority
                     (Sisters of St. Joseph Hospital) (MBIA Corporation
                     Insured)
   1,000,000         5.625%, 08/01/2007                              Aaa/AAA        1,092,500
   1,450,000         7.125%, 08/01/2017                              Aaa/AAA        1,524,588
   3,765,000         5.750%, 08/01/2019                              Aaa/AAA        4,061,494
                      Total Hospital Revenue Bonds                                 17,462,320

                   Housing, Educational, and Cultural Revenue Bonds - 9.3%
                   Clackamas Community College District Revenue
                     (MBIA Corporation Insured)
   1,865,000         5.700%, 06/01/2016                              Aaa/AAA        1,997,881
                   Portland Oregon Housing Authority
   4,000,000         5.100%, 01/01/2027                                NR/A         4,010,000
                   State of Oregon Housing Finance Agency,
   1,000,000         6.800%, 07/01/2013                               A1/A+         1,062,500
                   State of Oregon Housing and Community Services,
   1,670,000         5.200%, 07/01/2009                               Aa2/NR        1,743,063
     705,000         5.900%, 07/01/2012                               Aa2/NR          758,756
     720,000         6.750%, 07/01/2012                               Aa2/NR          774,900
     500,000         6.700%, 07/01/2013                               Aa2/NR          528,125
     445,000         6.350%, 07/01/2014                               Aa2/NR          478,931
      35,000         6.750%, 07/01/2016                               Aa2/NR           35,306
     865,000         6.800%, 07/01/2016                               Aa2/NR          928,794
   3,500,000         6.875%, 07/01/2028                               Aa2/NR        3,749,375
                   State of Oregon Housing and Community Services,
                     (MBIA Corporation Insured)
   1,500,000         5.450%, 07/01/2024                             Aaa/AAA        1,552,500
                   State of Oregon Housing, Educational and Cultural
                     Facilities Authority (George Fox University) (LOC:
                     Bank of America)
   1,000,000         5.700%, 03/01/2017                               NR/AA-        1,072,500
                   State of Oregon Housing, Educational and Cultural
                     Facilities Authority (Lewis & Clark College)
                     (MBIA Corporation Insured)
   1,130,000         7.125%, 07/01/2020                             Aaa/AAA        1,218,988

                   State of Oregon Housing, Educational and Cultural
                     Facilities Authority (Reed College),
   2,145,000         6.750%, 07/01/2021                               NR/A+         2,351,456
                   Oregon Health Sciences University Revenue (MBIA
                     Corporation Insured)
   4,500,000         5.250%, 07/15/2015                              Aaa/AAA        4,725,000
                   City of Salem Educational Facilities (Willamette
                     University),
   1,000,000         6.000%, 04/01/2010                               A2/NR         1,083,750
   1,740,000         6.750%, 04/01/2011                               NR/NR*        1,868,325
                   Yamhill County Educational Services (AMBAC
                     Indemnity Corporation Insurance)
   1,000,000         5.150%, 07/01/2019                               NR/AAA        1,026,250
                      Total Housing, Educational, and Cultural
                      Revenue Bonds                                                30,966,400

                   Transportation Revenue Bonds - 3.5%
                   Port of Morrow,
   2,600,000         6.375%, 04/01/2008                               Aaa/NR        2,821,000
                   State of Oregon Department of Transportation
                     (Light Rail) (MBIA Corporation Insured),
   2,000,000         6.000%, 06/01/2005                              Aaa/AAA        2,240,000
   1,500,000         6.100%, 06/01/2007                              Aaa/AAA        1,680,000
                   Port St. Helens, Oregon Polution Control
      85,000         7.750%, 02/01/2006                               A3/NR            93,713
   1,000,000         4.800%, 04/01/2010                               A3/A-         1,022,500
                   Tri-County Metropolitan Transportation District
   3,680,000         5.700%, 08/01/2013                               A1/AA+        3,850,200
                      Total Transportation Revenue Bonds                           11,707,413

                   Urban Renewal Revenue Bonds - .2%
                   City of Portland Urban Renewal,
     300,000         9.000%, 12/01/2002                                A/NR           304,149
                   City of Wilsonville Urban Renewal,
     500,000         5.850%, 06/01/2004                              Baa1/NR          501,275
                      Total Urban Renewal Revenue Bonds                               805,424

                   Utility Revenue Bonds - 4.5%
                   Emerald Peoples Utility District (AMBAC Indemnity
                     Corporation Insured),
     700,000         6.700%, 11/01/2005                              Aaa/AAA          749,875
                   Emerald Peoples Utility District Electic Systems
                     (Financial Security Assurance Insured)
   1,000,000         6.750%, 11/01/2016                              Aaa/AAA        1,088,750
                   City of Eugene Electric Utility (Financial Security
                     Assurance Insured)
   1,700,000         5.000%, 08/01/2018                              Aaa/AAA        1,731,875
   1,340,000         5.050%, 08/01/2022                              Aaa/AAA        1,365,125
                   City of Eugene Electric Utility
     610,000         6.650%, 08/01/2009                               A1/AA           658,038
     660,000         6.650%, 08/01/2010                               A1/AA           711,975
   1,000,000         6.000%, 08/01/2011                               A1/AA         1,060,000
     700,000         6.700%, 08/01/2011                               A1/AA           756,000
     500,000         5.000%, 08/01/2017                               A1/AA           504,375
   1,400,000         5.800%, 08/01/2019                               A1/AA         1,552,250
                   City of Eugene Trojan Nuclear Project
   3,865,000         5.900%, 09/01/2009                              Aa1/AA-        3,870,025
                   Northern Wasco County Public Utility Development
                     (AMBAC Indemnity Corporation Insured),
   1,000,000         5.625%, 12/01/2022                              Aaa/AAA        1,065,000
                      Total Utility Revenue Bonds                                  15,113,288

                   Water and Sewer Revenue Bonds - 9.5%
                   City of Canby Sewer (Financial Security Assurance
                     Insured),
     500,000         6.250%, 12/01/2017                              Aaa/AAA          547,500
                   City of Klamath Falls Water (Financial Security
                     Assurance Insured),
   1,100,000         6.100%, 06/01/2014                              Aaa/AAA        1,214,125
                   City of Oregon City Sewer,
     750,000         6.875%, 10/01/2019                               NR/NR*          890,625
                   City of Portland Sewer
   1,500,000         6.050%, 06/01/2009                               A1/A+         1,678,125


                   City of Portland Sewer, (MBIA Corporation Insured)
   2,500,000         5.250%, 06/01/2016                              Aaa/AAA        2,593,750
                   City of Portland Sewer (Financial Guaranty
                     Insurance Corporation Insured),
   2,725,000         6.000%, 10/01/2008                              Aaa/AAA        3,000,906
     500,000         6.000%, 10/01/2012                              Aaa/AAA          550,000
   1,000,000         5.000%, 06/01/2014                              Aaa/AAA        1,026,250
   2,000,000         5.000%, 06/01/2015                              Aaa/AAA        2,047,500
   2,855,000         6.250%, 06/01/2015                              Aaa/AAA        3,229,719
   2,000,000         4.500%, 06/02/2015                              Aaa/AAA        1,952,500
                   Portland Water System Revenue
   3,000,000         5.500%, 08/01/2014                               Aa1/NR        3,161,250
   1,440,000         5.500%, 08/01/2015                               Aa1/NR        1,513,800
                   Washington County Unified Sewer Agency
                     (AMBAC Indemnity Corporation Insured),
   1,040,000         6.800%, 11/01/2004                              Aaa/AAA        1,079,125
   2,120,000         5.900%, 10/01/2006                              Aaa/AAA        2,355,850
     800,000         5.900%, 10/01/2006                              Aaa/AAA          889,000
     315,000         5.900%, 10/01/2006                              Aaa/AAA          346,894
   2,500,000         6.125%, 10/01/2012                              Aaa/AAA        2,809,375
     750,000         6.125%, 10/01/2012                              Aaa/AAA          842,813
                      Total Water and Sewer Revenue Bonds                          31,729,107

                   Other Revenue Bonds - 1.1%
                   Baker County Pollution Control (Ash Grove Cement
                     West Project) (Small Business Administration
                     Insured),
     355,000         6.200%, 07/01/2004                               Aaa/NR          362,405
     380,000         6.300%, 07/01/2005                               Aaa/NR          387,923
                   State of Oregon Bond Bank
     500,000         6.800%, 01/01/2011                               Aaa/NR          514,185
                   Oregon Economic Development Commission
                     (Consolidated Freightways)
   1,500,000         7.000%, 04/01/2004                              Aa2/BBB-      1,502,550
                   Multnomah County School District #1J, Special
                     Obligations
   1,000,000         5.000%, 03/01/2007                               Aa/A+         1,041,250
                      Total Other Revenue Bonds                                     3,808,313
                      Total State of Oregon Revenue Bonds                         153,806,523

                   PUERTO RICO - 1.1%
                   Puerto Rico Commonwealth Infrastructure, (AMBAC
                     Indemnity Corp. Insured)
   2,100,000         5.000% , 07/01/2028                             Aaa/AAA        2,118,375
                   Puerto Rico Commonwealth Infrastructure (MBIA
                     Corporation Insured)
   1,500,000         4.875% , 07/01/23, 07/01/2023                   Aaa/AAA        1,503,750
                   Puerto Rico Housing Finance Corporation (GNMA
                     Collateralized)
     15,000           7.800%, 10/15/2021                             Aaa/AAA           15,308
                      Total Puerto Rico                                             3,637,433

                      Total Municipal Bonds (cost $ 310,385,540**)    99.4%       332,265,200
                      Other assets in excess of liabilities            0.6          2,035,067
                      Net Assets                                     100.0%      $334,300,267


                    (*) Any security not rated has been determined by the
                        Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.
                   (**) Cost for Federal tax purposes is identical.

See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998

ASSETS
        Investments at value (cost $310,385,540)                 $332,265,200
        Interest receivable                                         5,585,202
        Receivable for Trust shares sold                              181,671
        Receivable for investment securities sold                     122,009
        Other assets                                                    4,638
           Total assets                                           338,158,720

LIABILITIES
        Payable for investment securities purchased                 1,943,550
        Cash overdraft                                              1,130,289
        Dividends payable                                             326,352
        Payable for Trust shares redeemed                             154,248
        Distribution fees payable                                     123,671
        Management fees payable                                       109,172
        Accrued expenses                                               71,171
           Total liabilities                                        3,858,453

NET ASSETS                                                       $334,300,267

        Net Assets consist of:
        Capital Stock - Authorized an unlimited number of
           shares, par value $.01 per share                           307,819
        Additional paid-in capital                                311,738,123
        Net unrealized appreciation on investments                 21,879,660
        Undistributed net investment income                           374,665
                                                                 $334,300,267

CLASS A
        Net Assets                                               $322,475,311
        Capital shares outstanding                                 29,692,537
        Net asset value and redemption price per share           $      10.86
        Offering price per share (100/96 of $10.86 adjusted
           to nearest cent)                                      $      11.31

CLASS C
        Net Assets                                               $  1,160,016
        Capital shares outstanding                                    106,872
        Net asset value and offering price per share             $      10.85
        Redemption price per share (*generally, a charge of
           1% is imposed on the proceeds of shares redeemed
           during the first 12 months after purchase)            $      10.85*

CLASS Y
        Net Assets                                               $ 10,664,940
        Capital shares outstanding                                    982,494
        Net asset value, offering and redemption price
           per share                                             $      10.85

See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 1998

INVESTMENT INCOME:
  Interest income                                                 $18,104,876

Expenses:
  Management fees (note 3)                         $  1,307,096
  Distribution and service fees (note 3)                486,450
  Transfer and shareholder servicing agent fees         202,829
  Trustees' fees and expenses (note 8)                   86,564
  Shareholders' reports and proxy statements             53,279
  Legal fees                                             52,668
  Audit and accounting fees                              29,071
  Custodian fees                                         28,130
  Registration fees and dues                             17,598
  Insurance                                               5,262
  Miscellaneous                                          43,464
                                                      2,312,411

  Expenses paid indirectly (note 7)                     (63,505)
        Net expenses                                                2,248,906
        Net investment income                                      15,855,970

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain from securities transactions        898,940
  Change in unrealized appreciation on investments    5,060,852

  Net realized and unrealized gain on investments                   5,959,792
  Net increase in net assets resulting from operations            $21,815,762

See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
STATEMENTS OF CHANGES IN NET ASSETS

                                                           Year Ended
                                                          September 30,
                                                     1998            1997
OPERATIONS:
 Net investment income                             $ 15,855,970   $ 15,494,091
 Net realized gain from securities transactions         898,940        394,005
 Change in unrealized appreciation on investments     5,060,852      5,718,838
    Change in net assets resulting from operations   21,815,762     21,606,934

DISTRIBUTIONS TO SHAREHOLDERS (note 6):
 Class A Shares:
 Net investment income                              (15,702,552)   (15,480,977)
 Net realized gain on investments                      (222,521)      (387,996)

 Class C Shares:
 Net investment income                                  (40,552)       (27,150)
 Net realized gain on investments                          (571)          (997)

 Class Y Shares:
 Net investment income                                 (409,309)       (87,359)
 Net realized gain on investments                        (4,740)        (5,012)
    Change in net assets from distributions         (16,380,245)   (15,989,491)

CAPITAL SHARE TRANSACTIONS (note 9):
 Proceeds from shares sold                           34,355,105     33,347,126
 Reinvested dividends and distributions               9,925,195      9,592,553
 Cost of shares redeemed                            (32,251,564)   (37,395,842)
   Change in net assets from capital share
      transactions                                   12,028,736      5,543,837
          Change in net assets                       17,464,253     11,161,280

NET ASSETS:
 Beginning of period                                316,836,014    305,674,734
 End of period                                     $334,300,267  $ 316,836,014

See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

          Tax-Free Trust of Oregon (the "Trust") is a separate portfolio of The Cascades Trust. The Cascades Trust (the "Business Trust") is an open-end investment company, which was organized on October 17, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust is a non-diversified portfolio which commenced operations on June 16, 1986 and until April 5, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and, as was the case since inception, are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity. They are not available to individual retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On January 31, 1998 the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At September 30, 1998 there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments in the Trust and are identical as to rights and privileges. They differ only with respect to the effect of sales charges, the distribution and/or service fees borne by the respective class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

          In Fiscal 1997, the Trust began amortizing bond premium using the constant yield method. Accordingly, net unrealized appreciation and additional paid-in capital have been adjusted by equal amounts at the beginning of the year. This change had no effect on the Trust's net asset value or distribution policy and conforms to the amortization policy followed by the Trust for Federal tax purposes.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

(a) MANAGEMENT ARRANGEMENTS:

          Aquila Management Corporation (the "Manager"), the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a sub-adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of the sub-adviser and all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust's net assets.

          U.S. Bank National Association (the "Sub-Adviser"), serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.18 of 1% on the Trust's net assets.

          On October 31, 1997, the Management arrangements described above were approved by the Trust's shareholders and went into effect. From inception of the Trust to that date, Aquila Management Corporation had served as sub-adviser, and then administrator, and U.S. Bank National Association and its predecessors in interest had served as investment adviser, pursuant to agreements with the Trust for total fees at an annual rate of 0.40 of 1% of the Trust's net assets, the same fee as under the new arrangements.

          For the year ended September 30, 1998, the Trust incurred fees for advisory and administrative services of $1,307,096.

          Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

          The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the year ended September 30, 1998, service fees on Class A Shares amounted to $476,542, of which the Distributor received $14,437.

          Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the year ended September 30, 1998, amounted to $7,431. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the year ended September 30, 1998, amounted to $2,477. The total of these payments made with respect to Class C Shares amounted to $9,908, of which the Distributor received $4,925.

          Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

          Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Oregon, with the bulk of sales commissions inuring to such dealers. For the year ended September 30, 1998, the Distributor received commissions of $156,496 on sales of Class A Shares.

4. PURCHASES AND SALES OF SECURITIES

          During the year ended September 30, 1998, purchases of securities and proceeds from the sales of securities aggregated $37,947,892 and $22,829,513, respectively.

          At September 30, 1998, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $21,879,660, for a net unrealized appreciation of $21,879,660. There are no securities in which there is an excess of tax cost over market value.

5. PORTFOLIO ORIENTATION

          Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers' ability to meet their obligations. Two such developments, Measure 5, a 1990 amendment to the Oregon Constitution, as well as measures 47 and 50, limit the taxing and spending authority of certain Oregon governmental entities. Although they may have an adverse effect on the general financial condition of these entities and may impair the ability of certain Oregon issuer's to pay interest and principal on their obligations, experience over the history of such amendments would indicate a low probability of this happening.

6. DISTRIBUTIONS

          The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option. Net realized capital gains, if any, are distributed annually.

          The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Oregon income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to ordinary income taxes. Also, annual capital gains distributions, if any, are taxable.

7. EXPENSES

          The Trust has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances.The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

8. TRUSTEES' FEES AND EXPENSES

            During the fiscal year there were eight Trustees. Trustees' fees paid during the year were at the annual rate of $6,000 for carrying out their responsibilities and attendance at regularly scheduled Board Meetings. If additional or special meetings are scheduled for the Trust, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Trust also reimburses Trustees for expenses such as travel, accommodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting and outreach meetings of Shareholders. For the fiscal year ended September 30, 1998 such reimbursements averaged approximately $5,200 per Trustee. Two of the Trustees, who are affiliated with the Manager, are not paid any Trustee fees.

9. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                                 YEAR ENDED                               YEAR ENDED
                                             SEPTEMBER 30, 1998                       SEPTEMBER 30, 1997
                                          SHARES            AMOUNT                 SHARES            AMOUNT
CLASS A SHARES:
        Proceeds from shares sold        2,478,110     $  26,612,757              2,755,147     $  29,089,742
        Reinvested dividends and
           distributions                   907,937         9,756,708                903,248         9,535,675
        Cost of shares redeemed         (2,903,272)      (31,179,164)            (3,530,285)      (37,291,993)
           Net change                      482,775         5,190,301                128,110         1,333,424

CLASS C SHARES:
        Proceeds from shares sold           50,665           544,808                 42,838           451,359
        Reinvested dividends and
           distributions                     1,209            12,994                    538             5,679
        Cost of shares redeemed            (19,993)         (213,501)                  (459)           (4,904)
           Net change                       31,881           344,301                 42,917           452,134

CLASS Y SHARES:
        Proceeds from shares sold          670,706         7,197,540                359,104         3,806,025
        Reinvested dividends and
           distributions                    14,468           155,493                  4,836            51,199
        Cost of shares redeemed            (80,210)         (858,899)                (9,464)          (98,945)
           Net change                      604,964         6,494,134                354,476         3,758,279
Total transactions in Trust
        shares                           1,119,620     $  12,028,736                525,503     $   5,543,837



PREPARING FOR YEAR 2000 (UNAUDITED)

            The Trustees and officers of the Trust have been monitoring issues involving preparedness for the turn of the century for some time in an effort to minimize any potential impact upon the Trust and its shareholders. Our officers have focussed significant time and effort in order that the various computerized functions that could affect the Trust at the beginning of the year 2000 are ready.

            The Trust is highly reliant on certain mission-critical suppliers' services. Each supplier of these services has provided the Trust's officers with assurances that it is actively addressing potential problems relating to the year 2000. The officers, in turn, are monitoring the progress of its suppliers, and currently see no significant cause for alarm with respect to any of the Trust's suppliers.

            Unfortunately, as you can well understand, we cannot guarantee matters beyond our control, including supplier operations. We assure you, however, that we recognize a responsibility to inform our shareholders if in the future we become aware of any developments which would lead us to believe that the Trust will be significantly affected by year 2000 problems.

            We will continue to keep you up-to-date through future communications.

TAX-FREE TRUST OF OREGON
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                            CLASS A(1)
                                                                                     YEAR ENDED SEPTEMBER 30,
                                                                    1998          1997         1996        1995        1994
Net Asset Value, Beginning of Period                              $10.68        $10.49       $10.55      $10.20      $10.95

Income from Investment Operations:
    Net investment income                                           0.53          0.53         0.54        0.55        0.56
    Net gain (loss) on securities (both realized and
      unrealized)                                                   0.19          0.21        (0.05)       0.39       (0.75)
    Total from Investment Operations                                0.72          0.74         0.49        0.94       (0.19)

Less Distributions (note 6):
    Dividends from net investment income                           (0.53)        (0.54)       (0.54)      (0.55)      (0.56)
    Distributions from capital gains                               (0.01)        (0.01)       (0.01)      (0.04)          -
    Total Distributions                                            (0.54)        (0.55)       (0.55)      (0.59)      (0.56)

Net Asset Value, End of Period                                    $10.86        $10.68       $10.49      $10.55      $10.20

Total Return (not reflecting sales charge)(%)                       6.90          7.21         4.76        9.52       (1.77)

Ratios/Supplemental Data
    Net Assets, End of Period ($ millions)                           322           312          305         311         316
    Ratio of Expenses to Average Net Assets (%)                     0.69          0.72         0.72        0.71        0.68
    Ratio of Net Investment Income to Average Net
      Assets (%)                                                    4.85          5.02         5.16        5.38        5.28
    Portfolio Turnover Rate (%)                                        7             5           10          13          11

Net investment income per share and the ratios of income and expenses to average net assets without the expense offset for uninvested cash balances would have been:
    Net Investment Income ($)                                       0.53          0.53         0.54        0.55        0.56
    Ratio of Expenses to Average Net Assets (%)                     0.71          0.73         0.73        0.73        0.70
    Ratio of Net Investment Income to Average Net
      Assets (%)                                                    4.83          5.01         5.15        5.37        5.26

     (1) Designated as Class A Shares on April 5, 1996.

See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  CLASS C(1)                             CLASS Y(1)
                                                        YEAR         YEAR       PERIOD(2)      YEAR         YEAR       PERIOD(2)
                                                        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                      SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,
                                                        1998         1997         1996         1998         1997         1996
Net Asset Value, Beginning of Period                   $10.67       $10.49       $10.34       $10.68       $10.49       $10.34

Income from Investment Operations:
    Net investment income                                0.43         0.43         0.22         0.54         0.54         0.27
    Net gain (loss) on securities (both
      realized and unrealized)                           0.20         0.21         0.15         0.19         0.21         0.15
    Total from Investment Operations                     0.63         0.64         0.37         0.73         0.75         0.42

Less Distributions (note 6):
    Dividends from net investment income                (0.44)       (0.45)       (0.22)       (0.55)       (0.55)       (0.27)
    Distributions from capital gains                    (0.01)       (0.01)           -        (0.01)       (0.01)           -
    Total Distributions                                 (0.45)       (0.46)       (0.22)       (0.56)       (0.56)       (0.27)

Net Asset Value, End of Period                         $10.85       $10.67       $10.49       $10.85       $10.68       $10.49

Total Return (not reflecting sales charge) (%)           6.00         6.20         3.61+        6.96         7.37         4.14+

Ratios/Supplemental Data
    Net Assets, End of Period ($ millions)                1.2           .8           .3         10.7          4.0           .2
    Ratio of Expenses to Average Net
      Assets (%)                                         1.54         1.57         1.56*        0.53         0.57         0.57*
    Ratio of Net Investment Income to
      Average Net Assets (%)                             4.00         4.15         4.18*        4.97         5.22         5.36*
    Portfolio Turnover Rate (%)                             7            5           10+           7            5           10+

Net investment income per share and the ratios of income and expenses to average net assets without the expense offset for uninvested cash balances would have been:
    Net Investment Income ($)                            0.43         0.44         0.22         0.54         0.54         0.27
    Ratio of Expenses to Average Net Assets (%)          1.56         1.58         1.56*        0.55         0.58         0.58*
    Ratio of Net Investment Income to
      Average Net Assets (%)                             3.98         4.14         4.17*        4.95         5.21         5.35*


     (1) New Class of Shares established on April 5, 1996.
     (2) From April 5, 1996 to September 30, 1996.
      +  Not annualized.
      *  Annualized.

See accompanying notes to financial statements.

SHAREHOLDER MEETING RESULTS (UNAUDITED)

            The Annual Meeting of Shareholders of Tax-Free Trust of Oregon (the "Trust") was held on April 20, 1998. The holders of shares representing 63% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).


1. To elect Trustees.

                                     NUMBER OF VOTES:
         TRUSTEE                FOR                WITHHELD
         Lacy B. Herrmann       203,810,327.025    3,010,476.900
         Vernon R. Alden        203,599,564.455    3,221,239.470
         Warren C. Coloney      203,669,797.025    3,151,006.900
         David B. Frohnmayer    203,758,125.535    3,062,678.390
         James A. Gardner       203,852,161.725    2,968,642.200
         Diana P. Herrmann      203,867,641.645    2,953,162.280
         Raymond H. Lung        203,923,312.145    2,897,490.780
         Richard C. Ross        203,923,313.145    2,897,490.780


2. To ratify the selection of KPMG Peat Marwick LLP as the Trust's independent auditors.

                                NUMBER OF VOTES:
       FOR                          AGAINST                    ABSTAIN
       196,246,343.015              273,168.700                10,301,281.400

            A special meeting of shareholders of the Trust was held on October 31, 1997. The holders of shares representing 78% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).


1. To approve an interim Investment Advisory Agreement between the Trust and First Bank National Association.

                             NUMBER OF VOTES:

      FOR                AGAINST           ABSTAIN           BROKER NON-VOTES
      222,760,812.46     4,296,431.24      18,881,862.96     0.00


2. To approve a new Investment Advisory and Administration Agreement between the Trust and Aquila Management Corporation.

                              NUMBER OF VOTES:

      FOR                AGAINST           ABSTAIN           BROKER NON-VOTES
      223,111,178.61     4,231,613.89      18,596,292.80     0.00


3. To approve a new Sub-Advisory Agreement between Aquila Management Corporation as Manager and First Bank National Association as Sub-Adviser.

                                     NUMBER OF VOTES:
       FOR                AGAINST          ABSTAIN           BROKER NON-VOTES
       221,268,261.97     4,559,536.25     20,111,308.48     0.00




FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

            This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

            For the fiscal year ended September 30, 1998, of the total amount of dividends paid by Tax-Free Trust of Oregon from net investment income, 99.98% was "exempt-interest dividends," and the balance was ordinary dividend income.

            The Trust hereby designates $15,330,352 as an exempt-interest dividend for its fiscal year ended September 30, 1998. The Fund also designates $898,940 as a capital gain dividend for Federal income tax purposes, for its fiscal year ended September 30, 1998 which is taxable as a long-term capital gain.

            Prior to January 31, 1999, shareholders will be mailed IRS Form 1099-DIV which will contain information on the status of distributions paid for the 1998 CALENDAR YEAR.